Risk Management and Report (Details) - Schedule of Use of Ear $ in Millions	12 Months Ended
Dec. 31, 2023 CLP ($)
Schedule Of Use Of Ear [Abstract]
Maximum	$ 286,176
Minimum	178,417
Average	$ 248,157